Related Party Transactions (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Stock Issued During Period Value To Sponsor	$ 25,000
Stock Issued On Sale Of Ordinary Shares To Sponsor Per Share	$ 0.012
Shares Subjected To Forfeited		591,912
Sale Of Private Placement Warrants To Sponsor		4,166,667
Sale Of Private Placement Warrants To Sponsor Per Warrant		$ 0.75
Adjustments To Additional Paid In Capital Warrant Issued		3,125,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 12.00
Warrants Transfer Terms		The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (except in limited circumstances to permitted transferees) until the earlier of (1) one year after the completion of the Company''s Initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property (the "Lock-Up Period"). Notwithstanding the foregoing, if the Company''s share price reaches or exceeds $11.50 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company''s share price reaches or exceeds $15.00 for any 20 trading days within at least one 30-trading day period during such Lock-Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. In addition, notwithstanding the above, the Sponsor has agreed not to transfer, sell or assign the Founder earnout shares (whether to a permitted transferee or otherwise) before the applicable forfeiture condition lapses. The Sponsor has agreed not to transfer, assign or sell any of the Sponsor Warrants including the ordinary shares issuable upon exercise of the Sponsor Warrants until 30 days after the completion of an Initial Business Combination.
Common Stock [Member]
Stock Issued During Period Shares To Sponsor	2,012,500
Stock Issued During Period Value To Sponsor	25,000
Adjustments To Additional Paid In Capital Warrant Issued		$ 0
Share Forfeited One [Member]
Shares Subjected To Forfeited		304,924
Share Forfeited Price Per Share		$ 15.00
Share Forfeited Two [Member]
Shares Subjected To Forfeited		286,988
Share Forfeited Price Per Share		$ 12.50